Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Leases

The Company and its subsidiaries have entered into non-cancellable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as follows:

As of December 31,
2017
RMB
2018	64,718
2019	56,706
2020	43,167
2021	38,271
Thereafter	12,878
Total	215,740